Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				12 Months Ended
	Aug. 18, 2024	Aug. 18, 2023	Jan. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 21, 2024	Jul. 11, 2023	Jun. 29, 2023
Proceeds from issuance initial public offering	$ 30,000	$ 70,000	$ 191,647,500	$ 910,000
Term of restricted investments			185 days
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%	100.00%
Effective income tax rate reconciliation, percent				50.00%
Unrecognized tax benefits				$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued				0	0
Delayed fee payable one month from now				35,000
Delay fees payable two months from now				50,000
Delay of filing fee third month and thereafter per month				70,000
Other non operating income miscellaneous fee				505,000	0
Remeasurement Of Common Stock Subject To Possible Redemption				2,672,507	6,695,220
Provision for credit losses on covenant receivable				$ 505,000	$ 0
From The Completion Of Business Combination [Member]
Period after which the warrants are exercisable			12 months
Common Class A [Member]
Temporary equity, shares outstanding	3,399,500			1,372,687	4,772,187		14,202,813	14,202,813
Temporary equity, aggregate amount of redemption requirement				$ 149,486,187		$ 38,596,223	$ 149,486,187	$ 149,486,187